Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Profit for the period	€ 930.3	€ 9,434.4	€ 10,292.5
Income taxes	255.8	3,519.7	4,753.9
Profit before tax	1,186.1	12,954.1	15,046.4
Adjustments to reconcile profit before tax to net cash flows:
Depreciation and amortization of property, plant, equipment, intangible assets and right-of-use assets	183.4	123.3	75.2
Share-based payment expenses	51.4	108.6	93.9
Net foreign exchange differences	(298.0)	625.5	(387.5)
Loss on disposal of property, plant and equipment	3.8	0.6	4.6
Finance income excluding foreign exchange differences	(519.6)	(265.3)	(1.5)
Finance expense excluding foreign exchange differences	7.9	18.9	305.2
Movements in government grants	2.4	0.3	(89.0)
Other non-cash income / (loss)	0.0	0.0	(2.2)
Net (gain) / loss on derivative instruments at fair value through profit or loss	175.5	(241.0)	57.3
Working capital adjustments:
Decrease / (increase) in trade and other receivables, contract assets and other assets	5,374.0	4,369.9	(11,808.1)
Decrease / (increase) in inventories	81.9	62.9	(438.4)
Increase in trade payables, other financial liabilities, other liabilities, contract liabilities, refund liabilities and provisions	118.9	85.7	1,516.1
Interest received and realized gains from cash and cash equivalents	258.2	29.3	1.2
Interest paid and realized losses from cash and cash equivalents	(5.4)	(21.5)	(12.2)
Income tax paid	(482.9)	(4,222.1)	(3,457.9)
Share-based payments	(766.2)	(51.8)	(13.4)
Net cash flows from operating activities	5,371.4	13,577.4	889.7
Investing activities
Purchase of property, plant and equipment	(249.4)	(329.2)	(127.5)
Proceeds from sale of property, plant and equipment	(0.7)	0.6	3.4
Purchase of intangible assets and right-of-use assets	(455.4)	(34.1)	(26.5)
Acquisition of subsidiaries and businesses, net of cash acquired	(336.9)	0.0	(20.8)
Investment in other financial assets	(7,128.4)	(47.8)	(19.5)
Proceeds from maturity of other financial assets	1,216.3	375.2	(375.2)
Net cash flows used in investing activities	(6,954.5)	(35.3)	(566.1)
Financing activities
Proceeds from issuance of share capital and treasury shares, net of costs	0.0	110.5	160.9
Proceeds from loans and borrowings	0.3	0.8	0.0
Repayment of loans and borrowings	(0.1)	(18.8)	(52.6)
Payments related to lease liabilities	(40.3)	(41.1)	(14.1)
Share repurchase program	(738.5)	(986.4)	0.0
Dividends	0.0	(484.3)	0.0
Net cash flows from / (used in) financing activities	(778.6)	(1,419.3)	94.2
Net increase / (decrease) in cash and cash equivalents	(2,361.7)	12,122.8	417.8
Change in cash and cash equivalents resulting from exchange rate differences	(14.5)	60.1	64.7
Change in cash and cash equivalents resulting from other valuation effects	164.8	(0.5)	0.0
Cash and cash equivalents at the beginning of the period	13,875.1	1,692.7	1,210.2
Cash and cash equivalents as of December 31	€ 11,663.7	€ 13,875.1	€ 1,692.7